Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Borrowings	$ 0	$ 15
Share capital	266,119	264,357	[1]
Managed capital	$ 266,119	$ 264,372

[1]	Please refer to Note 4 for retrospective change of accounting policy.